Offerings	Dec. 31, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, underlying the Notes
Amount Registered | shares	19,281,254
Proposed Maximum Offering Price per Unit | $ / shares	0.6105
Maximum Aggregate Offering Price	$ 11,771,205.57
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,625.6
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)
Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Common Stock reported on the Nasdaq Capital Market on December 29, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, underlying the Series A-1 Warrants
Amount Registered | shares	16,378,563
Proposed Maximum Offering Price per Unit | $ / shares	0.6105
Maximum Aggregate Offering Price	$ 9,999,112.71
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,380.88
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)
Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Common Stock reported on the Nasdaq Capital Market on December 29, 2025.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, underlying the Series B-1 Warrants
Amount Registered | shares	16,378,563
Proposed Maximum Offering Price per Unit | $ / shares	0.6105
Maximum Aggregate Offering Price	$ 9,999,112.71
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,380.88
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)
Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Common Stock reported on the Nasdaq Capital Market on December 29, 2025.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, underlying the Series C-1 Warrants
Amount Registered | shares	16,378,563
Proposed Maximum Offering Price per Unit | $ / shares	0.6105
Maximum Aggregate Offering Price	$ 9,999,112.71
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,380.88
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)
Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Common Stock reported on the Nasdaq Capital Market on December 29, 2025.